Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,955,000
Previously Paid Amount	0.00
Total Fee Amount	1,127.09
Total Offset Amount	0.00
Net Fee	1,127.09
Narrative - Max Aggregate Offering Price	$ 12,955,000
Final Prospectus	true